REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

3.	REVENUE

In the following table, revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Twelve Months Ended December 31,
	2025	2024
Main revenue streams
Commissions	$1,956,483	$1,255,799
Title	5,035	4,788
Mortgage Broker Income	6,009	4,010
Wallet	889	42
Total Revenue	$1,968,416	$1,264,639